Note 13 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,	As of December 31,
	2014	2013
Accrued interest	$12,957	$6,650
Accrued claims	3,457	3,441
Other accrued expenses	4,435	5,082
	$20,849	$15,173